Supplemental Consolidated Balance Sheet Information - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Other receivables	$ 170	$ 34
Prepaid insurance	86	454
Prepaid expenses, other	142	19
Total prepaid expenses and other current assets	$ 398	$ 507